DEBT - Conversion of Convertible Notes Payable (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 21, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
DEBT
Accrued interest	$ 1,300,000	$ 64,110
Number of shares issued upon conversion	1,206,614		842,429
Conversion price	$ 5.60	$ 5.60	$ 5.60
Convertible Notes outstanding		$ 0	$ 0
If the Qualified Equity Financing Occurs Within 12 months, if the Holder is Majority Lender [Member]
DEBT
Discount to issue price (as a percent)				20.00%
Percentage of Issue Price After Discount				80.00%
If the Qualified Equity Financing Occurs Within 12 months, if the holder is not Majority Lender [Member]
DEBT
Discount to issue price (as a percent)				10.00%
Percentage of Issue Price After Discount				90.00%
If the Qualified Equity Financing Occurs Later Than 12 months, if the Holder is Majority Lender [Member]
DEBT
Discount to issue price (as a percent)				30.00%
Percentage of Issue Price After Discount				70.00%
If the Qualified Equity Financing Occurs Later Than 12 months, if the holder is not Majority Lender [Member]
DEBT
Discount to issue price (as a percent)				20.00%
Percentage of Issue Price After Discount				80.00%
Convertible Notes
DEBT
Extension term of debt				18 months